NET FINANCE EXPENSE (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Disclosure of Net Finance Expenses Recognised in Profit and Loss

(in thousands of $)	2025	2024	2023
Interest income	15,690	16,785	16,496
Foreign exchange gains	146	313	1,569
Finance income	15,836	17,098	18,065
Interest expense on financial liabilities measured at amortized cost	231,055	302,324	178,498
(Gain) loss on interest rate swaps	778	(9,206)	(8,039)
Foreign exchange losses	205	1,023	335
Other financial expenses	1,196	947	542
Finance expense	233,234	295,088	171,336
Net finance expense	(217,398)	(277,990)	(153,271)